Other operating income, other operating expenses, restructuring income and expenses, financial result - Schedule of financial results (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Analysis of income and expense [abstract]
Interest expense on term loans			$ (11,395)	$ (12,479)
Amortization of transaction costs	$ (1,700)		(2,119)	(2,437)
Commitment bank charge			(865)	(612)
Interest income			2,776	807
Interest on non-current provisions			(1,051)	(920)
Other interest expense, net			(2,110)	(2,796)
Total net interest expenses			(14,764)	(18,437)
Gains from foreign currency revaluation			17,202	19,276
Losses from foreign currency revaluation			(19,869)	(22,111)
Net foreign currency revaluation impact			(2,667)	(2,835)
Bank guarantee expense			(11)	0
Share of profit or loss of joint ventures	$ 144	$ 133	293	262
Financial Result			$ (17,149)	$ (21,010)